SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	2021	2020	2019
Salaries and social contributions	54,285	48,865	50,451
Advertising and marketing expenses	12,539	10,652	10,930
General and administrative expenses	8,085	7,526	7,653
Universal service fund	3,813	3,670	3,587
Consulting expenses	3,626	3,418	2,626
Cash collection commission	3,533	3,645	3,504
Dealers commission	3,434	3,385	3,081
Utilities and maintenance	2,550	2,255	2,809
Taxes other than income tax	1,062	1,845	2,486
Other personnel expenses	1,857	1,546	1,664
Other	1,455	1,176	1,142
Total	96,239	87,983	89,933